Goodwill	12 Months Ended
Dec. 31, 2023
GOODWILL [Abstract]
Goodwill
13.	GOODWILL
Changes in the carrying value of goodwill by segment are as follows (in thousands):

	Sohu	Changyou	Total

Balance as of December 31, 2021

Goodwill	70,800	180,543	251,343

Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$38,554	$10,257	$48,811

Transactions in 2022

Foreign currency translation adjustment	(1,396)	0	(1,396)

Balance as of December 31, 2022	$37,158	$10,257	$47,415

Balance as of December 31, 2022

Goodwill	69,404	180,543	249,947

Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$37,158	$10,257	$47,415

Transactions in 2023

Foreign currency translation adjustment	(252)	0	(252)

Balance as of December 31, 2023	$36,906	$10,257	$47,163

Balance as of December 31, 2023

Goodwill	69,152	180,543	249,695

Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$36,906	$10,257	$47,163

There was one reporting unit under the Sohu segment, which is the Sohu reporting unit. The reporting units under the Changyou segment consisted of the Changyou online game business and the 17173.com Website. The Changyou online game business was the only reporting unit with goodwill under the Changyou segment.
As of October 1, 2023, the Sohu Group tested goodwill for impairment at the reporting unit level.
For the Sohu reporting unit, management determined that a quantitative assessment was appropriate, comparing the estimated fair value of the reporting unit to its corresponding net book value. Management estimated the fair value of the Sohu reporting unit using the income approach and the market approach. The income approach considers a number of factors that include expected future cash flows, revenue growth rates, discount rate and profitability. The market approach considers earnings multipliers based on market data of comparable companies engaged in a similar business. The fair value determined using the income approach is compared with comparable market data and reconciled, as necessary. The fair value of the Sohu reporting unit also includes cash not required for working capital and the fair value of real estate held by the Sohu reporting unit for the production of rental income. The fair value of real estate owned and leased to others was determined using the income approach, with key assumptions including rental income from existing and expected lease contracts and market yields of comparable real estate. If rental income decreases and/or market yields increase, the fair value of this real estate, as well as the fair value of the Sohu reporting unit, will decrease. The goodwill impairment assessment is sensitive to the estimates related to these factors, and particularly the fair value of this real estate.
For the Changyou online game reporting unit, management determined that a quantitative assessment was appropriate, comparing the estimated fair value of the reporting unit to its corresponding net book value. Management estimated the fair value of the Changyou online game reporting unit using the income approach and the market approach. The income approach considers a number of factors that include expected future cash flows, revenue growth rates, discount rate and profitability. The market approach considers earnings multipliers based on market data of comparable companies engaged in a similar business. The fair value of the Changyou online game reporting unit also includes the net non-operating assets held by Changyou. The fair value determined using the income approach is compared with comparable market data and reconciled, as necessary.
If the Sohu Group decreased/increased by
5
% one of its assumptions relating to these factors while holding all other assumptions constant, the fair value of each reporting unit would not be significantly impacted and would still be above its carrying value. The market capitalization of the Sohu Group was also considered in determining the reasonableness of estimated fair values for both reporting units.
As of December 31, 2023 and 2022, management concluded that the fair values of both the Sohu reporting unit and the Changyou online game reporting unit exceeded their carrying values, indicating that the goodwill of neither reporting unit was impaired.